Annual Total Returns (Bar Chart) - High Yield Trust (High Yield Trust, Series I, High Yield Trust)	12 Months Ended
May 01, 2011
High Yield Trust | Series I, High Yield Trust
Bar Chart Table:
2001	(5.48%)
2002	(6.65%)
2003	24.15%
2004	11.06%
2005	3.70%
2006	10.37%
2007	1.64%
2008	(29.52%)
2009	54.51%
2010	13.78%